Derivative Financial Instruments and Hedging (Tables)	12 Months Ended
Mar. 31, 2025
Derivative Instruments, Gain (Loss) [Line Items]
Schedule of Effect of Components Excluded From the Assessment of Hedge Effectiveness on the Consolidated Statements of Income
The effect of the components excluded from the assessment of hedge effectiveness on the consolidated statements of income, pre-tax,
for fiscal 2023 is as follows.
Fair value hedges

	Millions of yen
	Gains (losses) recognized in income
	Life insurance premiums and related investment income	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(12,299)	¥20	¥0
Options held/written and other	0	0	55

The effect of the components excluded from the assessment of hedge effectiveness on the consolidated statements of income, pre-tax,
for fiscal 2024 is as follows.
Fair value hedges

	Millions of yen
	Gains (losses) recognized in income
	Life insurance premiums and related investment income	Interest expense	Other (income) and expense

Foreign exchange contracts	¥(25,208)	¥31	¥0
Options held/written and other	0	0	57
The carrying amount of hedged assets and liabilities recognized in balance sheets in fair value hedges and the cumulative amount of fair value hedging adjustments included in the carrying amount (excluding the effect of changes in foreign exchange rates) at March 31, 2024 is as follows.

Assets as hedged items in fair value hedges			Liabilities as hedged items in fair value hedges
	Millions of yen			Millions of yen
Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount	Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount

Investment in Securities	¥489,908	¥(1,088)	—	¥—	¥—
Installment Loans	15,882	¥0	—	—	—
The effect of the components excluded from the assessment of hedge effectiveness on the consolidated statements of income, pre-tax, for fiscal 2025 is as follows.
Fair value hedges

	Millions of yen
	Gains (losses) recognized in income
	Life insurance premiums and related investment income	Interest expense	Other (income) and expense

Foreign exchange contracts	¥24,143	¥14	¥0
Options held/written and other	0	0	41
The carrying amount of hedged assets and liabilities recognized in balance sheets in fair value hedges and the cumulative amount of fair value hedging adjustments included in the carrying amount (excluding the effect of changes in foreign exchange rates) at March 31, 2025 is as follows.

Assets as hedged items in fair value hedges				Liabilities as hedged items in fair value hedges
	Millions of yen					Millions of yen
Consolidated balance sheets location	Carrying amount		The cumulative amount of fair value hedging adjustments included in the carrying amount	Consolidated balance sheets location		Carrying amount		The cumulative amount of fair value hedging adjustments included in the carrying amount

Investment in Securities		¥491,447	¥0		Long-term Debt		¥28,220		¥0
Installment Loans	22,451		(92)	—		—		—

Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting
Notional amounts of derivative instruments and other, fair values of derivative instruments and other before offsetting at March 31, 2024 and 2025 are as follows.
March 31, 2024

		Derivative assets		Derivative liabilities
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:
Interest rate swap agreements	¥518,990	¥18,889	Other Assets	¥3,722	Other Liabilities
Options held/written and other	44,774	40	Other Assets	1,039	Other Liabilities
Futures, foreign exchange contracts	958,260	2,841	Other Assets	63,703	Other Liabilities
Foreign currency swap agreements	113,962	470	Other Assets	6,563	Other Liabilities
Foreign currency long-term debt	849,630	0	—	0	—
Derivatives not designated as hedging instruments:
Interest rate swap agreements	¥1,930	¥106	Other Assets	¥6	Other Liabilities
Options held/written and other	468,422	15,309	Other Assets	13,355	Other Liabilities
Futures, foreign exchange contracts*	646,085	35,331	Other Assets	7,294	Other Liabilities
Credit derivatives written	1,000	0	—	4	Other Liabilities

*  The notional amounts of futures and foreign exchange contracts in the above table include futures contracts of ¥4,863 million and foreign exchange contracts of ¥524 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2024, respectively. Derivative assets in the above table include fair value of the futures and foreign exchange contracts before offsetting of ¥0 million and ¥9 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥170 million and ¥94 million at March 31, 2024, respectively.

March 31, 2025

		Derivative assets		Derivative liabilities
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:
Interest rate swap agreements	¥676,691	¥17,788	Other Assets	¥2,768	Other Liabilities
Options held/written and other	94,608	98	Other Assets	7,323	Other Liabilities
Futures, foreign exchange contracts	932,649	9,515	Other Assets	25,445	Other Liabilities
Foreign currency swap agreements	303,060	9,570	Other Assets	159	Other Liabilities
Foreign currency long-term debt	250,702	0	—	0	—
Derivatives not designated as hedging instruments:
Interest rate swap agreements	¥1,477	¥81	Other Assets	¥6	Other Liabilities
Options held/written and other	582,939	15,669	Other Assets	6,392	Other Liabilities
Futures, foreign exchange contracts*	1,592,590	11,449	Other Assets	13,942	Other Liabilities
Credit derivatives written	1,000	0	—	3	Other Liabilities

*
The notional amounts of futures and foreign exchange contracts in the above table include futures contracts of ¥5,575 million and foreign exchange contracts of ¥2,205 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2025, respectively. Derivative assets in the above table include fair value of the futures and foreign exchange contracts before offsetting of ¥38 million and ¥38 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥57 million and ¥11 million at March 31, 2025, respectively.

Credit Derivatives
The Company and its subsidiaries have contracted credit derivatives for the purpose of trading. Details of credit derivatives written as of March 31, 2024 and 2025 are as follows.

March 31, 2024

Types of derivatives	The events or circumstances that would require the seller to perform under the credit derivative	Maximum potential amount of future payment under the credit derivative	Approximate remaining term of the credit derivative	Fair value of the credit derivative
		Millions of yen		Millions of yen
Credit default swap	In case of credit event (bankruptcy, failure to pay, restructuring) occurring in underlying reference company*	¥1,000	Less than four years	¥(4)
* Underlying reference company’s credit ratings are A1 or better rated by rating agencies as of March 31, 2024. March 31, 2025
Types of derivatives	The events or circumstances that would require the seller to perform under the credit derivative	Maximum potential amount of future payment under the credit derivative	Approximate remaining term of the credit derivative	Fair value of the credit derivative
		Millions of yen		Millions of yen
Credit default swap	In case of credit event (bankruptcy, failure to pay, restructuring) occurring in underlying reference company*	¥1,000	Less than three years	¥(3)

*	Underlying reference company’s credit ratings are A1 or better rated by rating agencies as of March 31, 2025.

Cash flow hedges
Derivative Instruments, Gain (Loss) [Line Items]
Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax
(1) Cash flow hedges

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative	Gains (losses) reclassified from other comprehensive income (loss) into income
		Interest expense	Other (income) and expense
Interest rate swap agreements	¥23,838	¥175	¥0
Foreign exchange contracts	(184)	(893)	893
Foreign currency swap agreements	(2,268)	766	905
Options held/written and other	(48)	0	0
(1) Cash flow hedges

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative	Gains (losses) reclassified from other comprehensive income (loss) into income
		Life insurance premiums and related investment income	Interest expense	Other (income) and expense
Interest rate swap agreements	¥(5,090)	¥0	¥(114)	¥0
Foreign exchange contracts	(57)	0	0	0
Foreign currency swap agreements	2,733	0	2,521	(6,299)
Options held/written and other	(1,092)	(0)	0	0
(1) Cash flow hedges

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative	Gains (losses) reclassified from other comprehensive income (loss) into income
		Life insurance premiums and related investment income	Interest expense	Other (income) and expense
Interest rate swap agreements	¥(2,226)	¥0	¥(446)	¥0
Foreign exchange contracts	2,179	0	694	0
Foreign currency swap agreements	(10,239)	0	2,977	8,262
Options held/written and other	(8,059)	14	0	0

Fair value hedges
Derivative Instruments, Gain (Loss) [Line Items]
Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax
(2) Fair value hedges

	Millions of yen
	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Life insurance premiums and related investment income	Other (income) and expense	Life insurance premiums and related investment income	Other (income) and expense
Interest rate swap agreements	¥2,633	¥0	¥(2,499)	¥0
Foreign exchange contracts	(42,947)	(412)	43,006	332
(2) Fair value hedges

	Millions of yen
	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Life insurance premiums and related investment income	Other (income) and expense	Life insurance premiums and related investment income	Other (income) and expense
Interest rate swap agreements	¥(216)	¥0	¥335	¥0
Foreign exchange contracts	(61,917)	(130)	62,028	42
(2) Fair value hedges

	Millions of yen
	Gains (losses) recognized in income on derivative and other			Gains (losses) recognized in income on hedged item
	Life insurance premiums and related investment income	Interest expense	Other (income) and expense	Life insurance premiums and related investment income	Other (income) and expense

Interest rate swap agreements	¥147	¥0	¥(91)	¥(101)	¥92
Foreign exchange contracts	(6,028)	968	(1,223)	6,090	959

Hedges of net investment in foreign operations
Derivative Instruments, Gain (Loss) [Line Items]
Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax
(3) Hedges of net investment in foreign operations

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative and others	Gains (losses) reclassified from other comprehensive income (loss) into income
		Gains on sales of subsidiaries and equity method investments and liquidation losses, net	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(21,316)	¥(7,874)	¥7,051	¥(252)
Borrowings and bonds in foreign currencies	(66,947)	0	0	0
(3) Hedges of net investment in foreign operations

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative and others	Gains (losses) reclassified from other comprehensive income (loss) into income
		Gains on sales of subsidiaries and equity method investments and liquidation losses, net	Interest expense
Foreign exchange contracts	¥(41,341)	¥(87)	¥14,865
Borrowings and bonds in foreign currencies	(97,221)	0	0
(3) Hedges of net investment in foreign operations

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative and others	Gains (losses) reclassified from other comprehensive income (loss) into income
		Gains on sales of subsidiaries and equity method investments and liquidation losses, net	Interest expense

Foreign exchange contracts	¥1,488	¥(15,995)	¥10,597
Borrowings and bonds in foreign currencies	(13,601)	0	0

Derivatives not designated as hedging instruments
Derivative Instruments, Gain (Loss) [Line Items]
Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax
(4) Derivatives not designated as hedging instruments

	Millions of yen
	Gains (losses) recognized in income on derivative
	Life insurance premiums and related investment income*1	Interest expense*2	Other (income) and expense

Interest rate swap agreements	¥0	¥5	¥(222)
Futures	(855)	0	(1,300)
Foreign exchange contracts	21,659	4,231	49,589
Credit derivatives held/written	0	0	3
Options held/written and other	0	0	1,828

*1
Futures and foreign exchange contracts in the above table include gains (losses) arising from futures and foreign exchange contracts held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for fiscal 2023 (see Note 23 “Income and Expenses Relating to Life Insurance Operations”).

*2	The portion of gains (losses) recognized in income on derivative arising from foreign exchange contracts that represents interest rate adjustments is recognized as interest expense.
(4) Derivatives not designated as hedging instruments

	Millions of yen
	Gains (losses) recognized in income on derivative
	Life insurance premiums and related investment income*1	Interest expense*2	Other (income) and expense

Interest rate swap agreements	¥0	¥4	¥92
Futures	(3,046)	0	1,073
Foreign exchange contracts	40,127	2,980	16,152
Credit derivatives held/written	0	0	(27)
Options held/written and other	0	0	750

*1
Futures and foreign exchange contracts in the above table include gains (losses) arising from futures and foreign exchange contracts held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for fiscal 2024 (see Note 23 “Income and Expenses Relating to Life Insurance Operations”).

*2	The portion of gains (losses) recognized in income on derivative arising from foreign exchange contracts that represents interest rate adjustments is recognized as interest expense.
(4) Derivatives not designated as hedging instruments

	Millions of yen
	Gains (losses) recognized in income on derivative
	Life insurance premiums and related investment income*1	Interest expense*2	Other (income) and expense

Interest rate swap agreements	¥0	¥0	¥39
Futures	(262)	0	300
Foreign exchange contracts	(10,355)	(22,260)	(1,910)
Credit derivatives held/written	0	0	(0)
Options held/written and other	0	0	(7,399)

*1
Futures and foreign exchange contracts in the above table include gains (losses) arising from futures and foreign exchange contracts held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for fiscal 2025 (see Note 23 “Income and Expenses Relating to Life Insurance Operations”).

*2	The portion of gains (losses) recognized in income on derivative arising from foreign exchange contracts that represents interest rate adjustments is recognized as interest expense.